Quarterly Financial Results (unaudited)	8 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

8. Quarterly Financial Results (unaudited)

The following table sets forth certain unaudited quarterly results of operations of the Company for the period ended December 31, 2015. In the opinion of management, this information has been prepared on the same basis as the audited financial statements and all necessary adjustments, consisting only of normally recurring adjustments, have been included in the amounts sated below to present fairly the quarterly information when read in conjunction with the audited financial statements and related notes. The quarterly operating results are not necessarily indicative of future results of operations.

	For the Period from April 29, 2015 (Inception) to June 30, 2015 (Unaudited)	For the Three Months Ended September 30, 2015 (Unaudited)	For the Three Months Ended December 31, 2015 (Unaudited)
Loss from operations	(2,910)	(336,488)	(764,804)
Interest income	—	—	9,918
Total other income	—	—	9,918
Net loss	(2,910)	(336,488)	(754,886)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	4,500,000	5,492,989	6,108,976
Basis and diluted net income (loss) per Share	(0.00)	(0.06)	(0.12)